Obligations under Guarantees and Other Off-balance Sheet Instruments (Narrative) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Obligations under Guarantees and Other Off Balance Sheet Instruments [Line Items]
Amount of guarantees syndicated out to third parties	¥ 263,300	¥ 183,700
Contractual maturities of guarantees mainly comprised of guarantees of housing loans, in years	Over 5 years
Liabilities in the segregated records of trust accounts including the amounts related to liabilities with provisions limiting trustee responsibility	¥ 8,291,000	7,751,000
Carrying amounts of the liabilities related to guarantees and similar instruments	1,846,712	1,441,092
Carrying amount of options sold	1,801,305	1,396,178
Allowance for off-balance sheet instruments	¥ 46,751	¥ 35,457
Lending-related commitments which expire within one year, in approximate percentage	65.00%
Lending-related commitments which expire from one year to five years, in approximate percentage	32.00%
Lending-related commitments which expire after five years, in approximate percentage	3.00%